Report of Directors Corporate Governance - Performance conditions for LTI awards (Details) - Long-term incentive awards - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Average RoTE with CET1 underpin	16.00%	14.30%
Carbon reduction (own emissions)	70.00%	68.00%
Sustainable finance and investment	$ 641,000	$ 700,000
Minimum
Disclosure of transactions between related parties [line items]
Average RoTE with CET1 underpin	14.00%	13.00%
Carbon reduction (own emissions)	66.00%	64.00%
Sustainable finance and investment	$ 539,000	$ 588,000
Maximum
Disclosure of transactions between related parties [line items]
Average RoTE with CET1 underpin	17.00%	15.50%
Carbon reduction (own emissions)	74.00%	72.00%
Sustainable finance and investment	$ 693,000	$ 756,000
Return on tangible equity
Disclosure of transactions between related parties [line items]
Measures (weighting)	37.50%
Environment
Disclosure of transactions between related parties [line items]
Measures (weighting)	25.00%
Relative TSR
Disclosure of transactions between related parties [line items]
Measures (weighting)	37.50%